AGE STKR


                             PROSPECTUS SUPPLEMENT
                           FRANKLIN GROUP OF FUNDS(R)
                            TEMPLETON GROUP OF FUNDS
                             DATED JANUARY 2, 1996

The following paragraph supplements the sales charge table information for Class I in the section entitled either "How to Buy Shares of the Fund(s)" or "How Do I Buy Shares?" of the prospectuses for the Franklin Templeton Funds which follow:

During the period January 2, 1996 through April 15, 1996, Franklin/Templeton Distributors, Inc. ("Distributors"), the principal underwriter of the Franklin Templeton Group of Funds, will reallow the entire front-end sales charge to the securities firm of A.G. Edwards & Sons, Inc.("AG Edwards") on purchases of Class I shares of the Funds for IRA accounts for which Franklin Templeton Trust Company or AG Edwards, or an affiliate, serves as the custodian. Distributors or one of its affiliates will make a payment, out of its own resources, to AG Edwards of an additional 0.50% for any rollover or transfer IRA in the amount of at least $20,000 but less than $1,000,000, for which Franklin Templeton Trust Company or AG Edwards, or an affiliate, serves as the custodian.

FRANKLIN GROUP OF FUNDS(R)

FRANKLIN'S AGE HIGH INCOME FUND, INC.
Dated October 1, 1995, as supplemented December 13, 1995

FRANKLIN BALANCE SHEET INVESTMENT FUND
Dated March 1, 1995, as amended July 5, 1995, as supplemented
July 26, 1995, October 1, 1995, October 21, 1995 and December 13, 1995

FRANKLIN MICROCAP VALUE FUND
Dated December 12, 1995

FRANKLIN CUSTODIAN FUNDS, INC.
(Growth, Utilities,DynaTech, Income and U.S. Government Securities Series) Dated February 1, 1995, as amended June 1, 1995, as supplemented July 26, 1995, October 1, 1995 and December 13, 1995

FRANKLIN'S INCOME SERIES
Dated February 1, 1995, as amended June 1, 1995, as supplemented October 1, 1995 and December 13, 1995

FRANKLIN'S U.S. GOVERNMENT SECURITIES SERIES
Dated February 1, 1995, as amended November 15, 1995, as supplemented December 13, 1995

FRANKLIN EQUITY FUND
Dated November 1, 1995, as supplemented December 5, 1995

FRANKLIN GOLD FUND
Dated December 1, 1995

FRANKLIN PACIFIC GROWTH FUND
Dated March 1, 1995, as amended November 13, 1995, as supplemented December 13, 1995

FRANKLIN INTERNATIONAL EQUITY FUND
Dated March 1, 1995, as supplemented July 26, 1995
and October 1, 1995 and December 13, 1995

FRANKLIN GLOBAL GOVERNMENT INCOME FUND
Dated March 1, 1995, as supplemented May 1, 1995,
July 26, 1995, October 1, 1995 and December 13, 1995

FRANKLIN SHORT-INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND
Dated March 1, 1995, as supplemented July 26, 1995,
October 1, 1995 and December 13, 1995

FRANKLIN CONVERTIBLE SECURITIES FUND
Dated March 1, 1995, as supplemented
October 2, 1995 and December 13, 1995

FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND
Dated March 1, 1995, as amended December 4, 1995

FRANKLIN EQUITY INCOME FUND
Dated March 1, 1995, as amended November 13, 1995, as supplemented December 13, 1995

FRANKLIN ADJUSTABLE RATE SECURITIES FUND
Dated March 1, 1995, as supplemented July 26, 1995,
October 1, 1995 and December 13, 1995

FRANKLIN RISING DIVIDENDS FUND
Dated February 1, 1995, as amended July 17, 1995, as supplemented October 1, 1995 and December 13, 1995

FRANKLIN INVESTMENT GRADE INCOME FUND
Dated February 1, 1995, as supplemented February 1, 1995,
July 26, 1995, October 1, 1995 and December 13, 1995

FRANKLIN PREMIER RETURN FUND
Dated May 1, 1995, as supplemented October 31, 1995
and December 13, 1995

FRANKLIN REAL ESTATE SECURITIES FUND
Dated September 1, 1995, as supplemented
October 1, 1995 and December 13, 1995

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Dated February 1, 1995, as supplemented July 26, 1995
and October 1, 1995

FRANKLIN CALIFORNIA GROWTH FUND
Dated September 1, 1995, as supplemented October
1, 1995 and December 13, 1995

FRANKLIN STRATEGIC INCOME FUND
Dated September 1, 1995, as amended December 19, 1995

FRANKLIN GLOBAL UTILITIES FUND
Dated September 1, 1995, as supplemented
October 1, 1995 and December 13, 1995

FRANKLIN SMALL CAP GROWTH FUND
Dated September 1, 1995, as amended December 7,
1995, as supplemented December 13, 1995

FRANKLIN GLOBAL HEALTH CARE FUND
Dated September 1, 1995, October 1, 1995 and December 13, 1995

FRANKLIN NATURAL RESOURCES FUND
Dated June 5, 1995, as supplemented July 26, 1995, October 1,
1995 and December 13, 1995

FRANKLIN/TEMPLETON GERMAN GOVERNMENT BOND FUND
Dated March 1, 1995, as amended November 15, 1995, as supplemented December 13, 1995

FRANKLIN/TEMPLETON INTERNATIONAL CURRENCY FUNDS
(Global, Hard and High Income Currency Funds)
Dated March 1, 1995, as supplemented July 26, 1995,
October 1, 1995 and December 13, 1995

TEMPLETON GROUP OF FUNDS

TEMPLETON GROWTH FUND, INC.
TEMPLETON WORLD FUND
TEMPLETON FOREIGN FUND
TEMPLETON SMALLER COMPANIES GROWTH FUND, INC.
TEMPLETON REAL ESTATE SECURITIES
FUND TEMPLETON INCOME FUND
each dated January 1, 1996

TEMPLETON GLOBAL OPPORTUNITIES TRUST
dated May 1, 1995, as amended July 25, 1995 and supplemented
October 2, 1995 and December 5, 1995

TEMPLETON DEVELOPING MARKETS TRUST
dated May 1, 1995, as amended August 10, 1995 and supplemented
September 29, 1995, October 2, 1995 and December 5, 1995

TEMPLETON GLOBAL INFRASTRUCTURE FUND
dated July 10, 1995, as supplemented October 2, 1995
and December 5, 1995

TEMPLETON AMERICAN TRUST, INC.
dated May 1, 1995, as amended December 20, 1995

TEMPLETON REGION FUNDS
dated May 8, 1995, as amended August 31, 1995 and supplemented
October 2, 1995, November 8, 1995 and December 5, 1995

FRANKLIN TEMPLETON JAPAN FUND
dated August 1, 1995, as supplemented October 2, 1995
and December 5, 1995)

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND dated July 10, 1995, as supplemented July
26, 1995, August 8, 1995, October 2, 1995 and December 5, 1995

TEMPLETON GROWTH AND INCOME FUND
dated July 10, 1995, as amended December 6, 1995 (each as may be further amended and supplemented from time to time)